MFS® BLENDED RESEARCH® EMERGING MARKETS EQUITY FUND	MFS® MID CAP GROWTH FUND
MFS® BLENDED RESEARCH® GLOBAL EQUITY FUND	MFS® NEW DISCOVERY FUND
MFS® BLENDED RESEARCH® INTERNATIONAL EQUITY FUND	MFS® RESEARCH INTERNATIONAL FUND
MFS® CORE EQUITY FUND	MFS® TECHNOLOGY FUND
MFS® GLOBAL LEADERS FUND	MFS® U.S. GOVERNMENT CASH RESERVE FUND
MFS® GLOBAL NEW DISCOVERY FUND	MFS® U.S. GOVERNMENT MONEY MARKET FUND
MFS® LOW VOLATILITY EQUITY FUND	MFS® VALUE FUND
MFS® LOW VOLATILITY GLOBAL EQUITY FUND

Effective September 14, 2015, the “Ticker Symbols” table on the cover page is amended to include the following:

Fund	Ticker Symbols
	Class A	Class B	Class C	Class 529A	Class 529B	Class 529C
MFS® Blended Research® Emerging Markets Equity Fund	BRKAX	BRKBX	BRKCX	N/A	N/A	N/A
MFS® Blended Research® Global Equity Fund	BRLAX	BRLBX	BRLCX	N/A	N/A	N/A
MFS® Blended Research® International Equity Fund	BRXAX	BRXBX	BRXCX	N/A	N/A	N/A

Fund	Ticker Symbols
	Class I	Class R1	Class R2	Class R3	Class R4	Class R5
MFS® Blended Research® Emerging Markets Equity Fund	BRKIX	BRKRX	BRKSX	BRKTX	BRKUX	BRKVX
MFS® Blended Research® Global Equity Fund	BRLJX	BRLRX	BRLSX	BRLTX	BRLUX	BRLYX
MFS® Blended Research® International Equity Fund	BRXIX	BRXRX	BRXSX	BRXTX	BRXUX	BRXVX

Certain information for MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, and MFS Blended Research International Equity Fund as of August 31, 2014, the fiscal year end of the funds, is not included in this Statement of Additional Information because the funds had not commenced operations as of August 31, 2014.

Effective September 14, 2015, the first paragraph of the sub-section entitled “Organization of the Fund” beneath the main heading “Management of the Fund” is restated in its entirety as follows:

Organization of the Fund

MFS Core Equity Fund, MFS Global Leaders Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Technology Fund, MFS U.S. Government Cash Reserve Fund, and MFS Value Fund, each an open-end investment company, are series of MFS Series Trust I, a Massachusetts business trust organized in 1986.  Prior to July 1, 2014, MFS U.S. Government Cash Reserve Fund was known as MFS Cash Reserve Fund.  MFS Core Equity Fund, MFS Global Leaders Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS New Discovery Fund, MFS Research International Fund, MFS U.S. Government Cash Reserve Fund, and MFS Value Fund are diversified funds. MFS Technology Fund is a non-diversified fund.

MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, MFS Blended Research International Equity Fund, MFS Global New Discovery Fund, MFS Mid Cap Growth Fund, and MFS U.S. Government Money Market Fund, each an open-end investment company, are series of MFS Series Trust IV, a Massachusetts business trust organized in 1975.  Prior to July 1, 2014, MFS U.S. Government Money Market Fund was known as MFS Money Market Fund.  MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, MFS Blended Research International Equity Fund, MFS Global New Discovery Fund, MFS Mid Cap Growth Fund, and MFS U.S. Government Money Market Fund are diversified funds.

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Effective September 14, 2015, the following is added to the sub-heading entitled “Investment Advisory Agreement” within the sub-section entitled “Investment Adviser” beneath the main heading “Management of the Fund”:

For MFS Blended Research Emerging Markets Equity Fund, the management fee set forth in the Investment Advisory Agreement is 0.75% of the fund’s average daily net assets annually up to $1 billion, 0.70% of the fund’s average daily net assets annually in excess of $1billion and up to $2.5 billion, and 0.675% of the fund’s average daily net assets annually in excess of $2.5 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that ‘‘Total Annual Fund Operating Expenses” do not exceed 1.24% of the fund’s average daily net assets annually for each of Class A and Class R3 shares, 1.99% of the fund’s average daily net assets annually for each of Class B, Class C, and Class R1shares, 0.99% of the fund’s average daily net assets annually for each of Class I and Class R4 shares, 1.49% of the fund’s average daily net assets annually for Class R2 shares, and 0.95% of the fund’s average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2016.

For MFS Blended Research Global Equity Fund, the management fee set forth in the Investment Advisory Agreement is 0.50% of the fund's average daily net assets annually up to $1 billion, 0.475% of the fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion, and 0.45% of the fund's average daily net assets annually in excess of $2.5 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.89% of the fund's average daily net assets annually for each of Class A and Class R3 shares, 1.64% of the fund's average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.64% of the fund's average daily net assets annually for each of Class I and Class R4 shares, 1.14% of the fund's average daily net assets annually for Class R2 shares, and 0.60% of the fund's average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2016.

For MFS Blended Research International Equity Fund, the management fee set forth in the Investment Advisory Agreement is 0.50% of the fund's average daily net assets annually up to $1 billion, 0.475% of the fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion, and 0.45% of the fund's average daily net assets annually in excess of $2.5 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees.  MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.89% of the fund's average daily net assets annually for each of Class A and Class R3 shares, 1.64% of the fund's average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.64% of the fund's average daily net assets annually for each of Class I and Class R4 shares, 1.14% of the fund's average daily net assets annually for Class R2 shares, and 0.60% of the fund's average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2016.

Effective September 14, 2015, the sub-section entitled “Custodian” beneath the main heading “Management of the Fund” is restated in its entirety as follows:

State Street Bank and Trust Company ("State Street”), with a place of business at State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as the custodian of the assets of  MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, MFS Blended Research International Equity Fund, MFS Core Equity Fund, MFS Global Leaders Fund, MFS Global New Discovery Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Technology Fund, MFS U.S. Government Cash Reserve Fund, MFS U.S. Government Money Market Fund, and MFS Value Fund. State Street is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, providing reports on foreign securities depositaries, maintaining books of original entry and other required books and accounts, and calculating the daily net asset value of each class of shares.

JPMorgan Chase Bank ("JPMorgan”), with a place of business at One Chase Manhattan Plaza, New York, NY 10081, serves as the custodian of the assets of MFS Mid Cap Growth Fund. JPMorgan is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, and providing reports on foreign securities depositaries. JPMorgan Chase Bank, N.A., as successor in interest to an affiliate of JPMorgan, J. P. Morgan Investor Services Co., with a place of business at One Beacon Street, Boston, MA 02108, is responsible for maintaining books of original entry and other required books and accounts and calculating the daily net asset value of each class of shares.

The Fund has an expense offset arrangement that reduces the Fund’s custodian fees based upon the amount of cash maintained by the Fund with its custodian.

Effective September 14, 2015, the section entitled “Independent Registered Public Accounting Firm and Financial Statements” is restated in its entirety as follows:

Ernst & Young LLP, 200 Clarendon Street, Boston, MA  02116, serves as the independent registered public accounting firm for MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, MFS Blended Research International Equity Fund, MFS Core Equity Fund, MFS Global New Discovery Fund, MFS Low Volatility Equity Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Technology Fund, and MFS Value Fund, providing audit services, tax return review, and other related services and assistance in connection with various SEC filings.

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Each such Fund’s Financial Statements and Financial Highlights for the fiscal year ended August 31, 2014, are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders and have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon their authority as experts in accounting and auditing.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA  02116, serves as the independent registered public accounting firm for MFS Global Leaders Fund, MFS Low Volatility Global Equity Fund, MFS Mid Cap Growth Fund, MFS U.S. Government Cash Reserve Fund, and MFS U.S. Government Money Market Fund, providing audit services, tax return review, and other related services and assistance in connection with various SEC filings.

Each such Fund’s Financial Statements and Financial Highlights for the fiscal year ended August 31, 2014, are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders and have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon their authority as experts in accounting and auditing.

MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, and MFS Blended Research International Equity Fund had not commenced operations as of the fiscal year ended August 31, 2014; therefore, no Financial Statements and Financial Highlights for such Funds are incorporated by reference into this SAI.

Effective September 14, 2015, the following is added to the table entitled “Trustee Compensation Table” under the main heading “Appendix B - Trustee Compensation and Committees”:

Trustee Compensation Table
	Name and Position
	Interested Trustees		Independent Trustees
Aggregate Compensation Paid by Funds	Robert J. Manning	Robin A. Stelmach	Steven E. Buller	Robert E. Butler	Maureen R. Goldfarb	David H. Gunning	William R. Gutow	Michael Hegarty	John P. Kavanaugh	Maryanne L. Roepke	Laurie J. Thomsen	Robert W. Uek

MFS Blended Research Emerging Markets Equity Fund(5)	Not Applicable	Not Applicable	$45	$45	$45	$46	$45	$45	$45	$45	$45	$45
MFS Blended Research Global Equity Fund(5)	Not Applicable	Not Applicable	$45	$45	$45	$46	$45	$45	$45	$45	$45	$45
MFS Blended Research International Equity Fund(5)	Not Applicable	Not Applicable	$45	$45	$45	$46	$45	$45	$45	$45	$45	$45
 (5) Estimated amounts for the fiscal year ending August 31, 2016.

Effective September 14, 2015, the following is added after the first paragraph of the sub-section entitled “Ownership by Trustees and Officers” beneath the main heading “Appendix C – Share Ownership”:

As of September 14, 2015, the Trustees and officers of the Trust as a group owned less than 1% of any class of the shares of MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, and MFS Blended Research International Equity Fund. No Trustee owned shares of MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, and MFS Blended Research International Equity Fund as of December 31, 2014, because shares of MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, and MFS Blended Research International Equity Fund had not been offered for sale as of December 31, 2014.

Effective September 14, 2015, the following is added as the last paragraph directly beneath the table within the sub-section entitled “25% or Greater Ownership of the Fund” beneath the main heading “Appendix C – Share Ownership”:

As of September 14, 2015, no shares of MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, and MFS Blended Research International Equity Fund were owned because the Funds had not yet commenced operations.

Effective September 14, 2015, the following is added as the last paragraph of the sub-section entitled “5% or Greater Ownership of Share Class” beneath the main heading “Appendix C – Share Ownership”:

As of September 14, 2015, no shares of MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, and MFS Blended Research International Equity Fund were owned because the Funds had not yet commenced operations.

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Effective September 14, 2015, the following is added directly below the table within the Sub-section entitled “Compensation” under the main heading “Appendix D – Portfolio Manager(s)”:

Compensation

Portfolio manager compensation is reviewed annually. As of December 31, 2014, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”).

As of September 14, 2015, MFS expects the following benchmarks will be used to measure the following portfolio managers' performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)

MFS Blended Research Emerging Markets Equity Fund	John E. Stocks	MSCI Emerging Markets Index
	James C. Fallon	MSCI Emerging Markets Index
	Matthew W. Krummell	MSCI Emerging Markets Index
	Jonathan W. Sage	MSCI Emerging Markets Index

MFS Blended Research Global Equity Fund	Jonathan W. Sage	MSCI All Country World Index
	James C. Fallon	MSCI All Country World Index
	Matthew W. Krummell	MSCI All Country World Index
	John E. Stocks	MSCI All Country World Index

MFS Blended Research International Equity Fund	John E. Stocks	MSCI All Country World ex-U.S. Index
	James C. Fallon	MSCI All Country World ex-U.S. Index
	Matthew W. Krummell	MSCI All Country World ex-U.S. Index
	Jonathan W. Sage	MSCI All Country World ex-U.S. Index

Effective September 14, 2015, the following is added directly below the sub-section entitled “Ownership of Fund Shares” beneath the main heading “Appendix D – Portfolio Manager(s)”:

As of September 14, 2015, no portfolio managers owned shares of MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, or MFS Blended Research International Equity Fund because the funds had not yet commenced operations.

Effective September 14, 2015, the following is added to the table within the sub-section entitled “Other Accounts” beneath the main heading “Appendix D – Portfolio Manager(s)”:

In addition to the Funds, certain portfolio managers of the Funds are named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate.  The number and assets of these accounts were as follows as of July 31, 2015:

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Blended Research Emerging Markets Equity Fund	Jonathan Sage	Registered Investment Companies*	12	$18.7 billion
		Other Pooled Investment Vehicles	10	$4.0 billion
		Other Accounts	19	$7.5 billion
	James Fallon	Registered Investment Companies*	2	$63.3 million
		Other Pooled Investment Vehicles	5	$82.0 million
		Other Accounts	10	$1.5 billion
	Matthew Krummell	Registered Investment Companies*	11	$5.1 billion
		Other Pooled Investment Vehicles	4	$420.7 million
		Other Accounts	18	$3.4 billion
	John Stocks	Registered Investment Companies*	0	Not Applicable
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

MFS Blended Research Global Equity Fund	Jonathan Sage	Registered Investment Companies*	12	$18.7 billion
		Other Pooled Investment Vehicles	10	$4.0 billion
		Other Accounts	19	$7.5 billion
	James Fallon	Registered Investment Companies*	2	$63.3 million
		Other Pooled Investment Vehicles	5	$82.0 million
		Other Accounts	10	$1.5 billion
	Matthew Krummell	Registered Investment Companies*	11	$5.1 billion
		Other Pooled Investment Vehicles	4	$420.7 million
		Other Accounts	18	$3.4 billion
	John Stocks	Registered Investment Companies*	0	Not Applicable
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

MFS Blended Research International Equity Fund	Jonathan Sage	Registered Investment Companies*	12	$18.7 billion
		Other Pooled Investment Vehicles	10	$4.0 billion
		Other Accounts	19	$7.5 billion
	James Fallon	Registered Investment Companies*	2	$63.3 million
		Other Pooled Investment Vehicles	5	$82.0 million
		Other Accounts	10	$1.5 billion
	Matthew Krummell	Registered Investment Companies*	11	$5.1 billion
		Other Pooled Investment Vehicles	4	$420.7 million
		Other Accounts	18	$3.4 billion
	John Stocks	Registered Investment Companies*	0	Not Applicable
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable
*   Does not include the Fund.

Effective September 14, 2015, the first two paragraphs under the sub-heading entitled “Class A, Class A1, and Class 529A Shares – General Provisions” within the sub-section entitled “Commissions and Distribution Plan Payments” beneath the main heading “Appendix J - Financial Intermediary Compensation” are restated in their entirety as follows:

Class A, Class A1, and Class 529A Shares – General Provisions

For purchases of Class A, Class A1, and Class 529A shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an up-front commission of up to the following amounts:

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For Equity/Asset Allocation/Total Return Funds (currently for this purpose, Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Aggressive Growth Allocation Fund, MFS Blended Research Core Equity Fund, MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research International Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund,  MFS Commodity Strategy Fund, MFS Conservative Allocation Fund, MFS Core Equity Fund, MFS Global Alternative Strategy Fund, MFS Emerging Markets Equity Fund, MFS Equity Income Fund, MFS Equity Opportunities Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Leaders Fund, MFS Global Multi-Asset Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Global Total Return Fund, MFS Growth Allocation Fund, MFS Growth Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Value Fund, MFS Lifetime Income Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Managed Wealth Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS Moderate Allocation Fund, MFS New Discovery Fund, MFS New Discovery Value Fund, MFS Research Fund, MFS Research International Fund, MFS Technology Fund, MFS Total Return Fund, MFS Utilities Fund, and MFS Value Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

Effective September 14, 2015, the section for MFS Global New Discovery Fund, MFS Low Volatility Equity Fund, and MFS Low Volatility Global Equity Fund under the main heading “Appendix L - Investment Restrictions” is restated in its entirety as follows:

MFS Global New Discovery Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, and MFS Blended Research International Equity Fund

As fundamental investment restrictions, the Fund:

1.	May borrow money to the extent not prohibited by applicable law.

2.	May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3.	May issue senior securities to the extent not prohibited by applicable law.

4.	May make loans to the extent not prohibited by applicable law.

5.	May purchase or sell real estate or commodities to the extent not prohibited by applicable law.

6.
May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

As a non-fundamental policy, the Fund:

1.	Will not invest in illiquid investments if more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities.

Except for the Fund's fundamental investment restriction no. 1 and the Fund’s non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund’s non-fundamental policy on illiquid

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investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

For purposes of fundamental investment restriction no. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

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